OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Operating Lease Cost

The components of lease expense are as follows:

	Year ended December 31,
(in thousands)	2025	2024
Operating lease expense	$95	$126
Short-term lease expense	13	—
Variable lease expense	10	10
Total lease expense	$118	$136

Supplemental operating cash flows information is as follows:

	Year ended December 31,
(in thousands)	2025	2024
Operating leases	$112	$126

Supplemental consolidated balance sheet information related to leases is as follows:

(in thousands)	December 31, 2024
Operating lease right-of-use assets	$93
Operating lease liabilities	$99
Weighted average remaining lease term	0.75
Weighted average discount rate	8.00%